TAXATION - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax	$ 7,949	$ 6,903	$ 2,376
Deferred tax	(19,797)	(8,753)	(2,281)
Withholding tax expense	15,936	12,595	8,451
Income tax expense	$ 4,088	$ 10,745	$ 8,546